Regulatory Capital - Summary of Risk Weighted Assets for Credit Risk (RWACPAD) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
FPR at 2% [Member]
Disclosure of credit risk exposure [line items]
FPR, percentage	2.00%
FPR at 20% [Member]
Disclosure of credit risk exposure [line items]
FPR, percentage	20.00%
FPR at 35% [Member]
Disclosure of credit risk exposure [line items]
FPR, percentage	35.00%
FPR at 50% [Member]
Disclosure of credit risk exposure [line items]
FPR, percentage	50.00%
FPR at 75% [Member]
Disclosure of credit risk exposure [line items]
FPR, percentage	75.00%
FPR at 85% [Member]
Disclosure of credit risk exposure [line items]
FPR, percentage	85.00%
FPR at 100% [Member]
Disclosure of credit risk exposure [line items]
FPR, percentage	100.00%
FPR at 250% [Member]
Disclosure of credit risk exposure [line items]
FPR, percentage	250.00%
FPR at 300% [Member]
Disclosure of credit risk exposure [line items]
FPR, percentage	300.00%
FPR up to 1250% [Member]
Disclosure of credit risk exposure [line items]
FPR, percentage	1250.00%